Summary of Significant Accounting Policies - Schedule of Other Operating Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Operating Expenses [Abstract]
Revenues	$ 46,654,147	$ 61,266,925
Cost of revenues	(39,792,626)	(53,087,175)
Promotion and advertising expenses	(1,680,665)	(3,530,147)
Other operating expenses	(3,686,664)	(3,881,387)
Total other expenses, net	(124,382)	(490,015)
Income tax (expenses) benefits	(1,537,266)	638,903
Net income (loss)	$ (167,456)	$ 917,104